Subsequent Event (Details Narrative) (10-Q)													12 Months Ended
	Nov. 18, 2016 CAD	Oct. 28, 2016 CAD / shares shares	Oct. 22, 2016 shares	Oct. 18, 2016 CAD / shares shares	Oct. 17, 2016 shares	Jun. 22, 2016 shares	May 15, 2016 shares	May 04, 2016 shares	Feb. 17, 2016	Sep. 10, 2015 shares	Sep. 02, 2015 USD ($)	May 06, 2015	Mar. 31, 2016 shares	Sep. 30, 2016	Sep. 02, 2015 CAD
Number of common shares issued						15,264	13,874			50,000
Convertible debt principal amount | CAD															CAD 32,400
Debt instrument, maturity date								Nov. 28, 2016			Sep. 01, 2016	May 05, 2016
Premium interest percent								30.00%			12.00%	12.00%	20.00%	20.00%	12.00%
Capital stock conversion price									45.00%		45.00%
USD [Member]
Convertible debt principal amount | $											$ 25,000
Subsequent Event [Member]
Number of common shares issued								1,100,000					1,100,000
Number of warrants expired			3,350
Debt instrument, maturity date								Aug. 28, 2016
Premium interest percent								30.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Convertible debt principal amount | CAD	CAD 73,920
Purchase price | CAD	CAD 66,000
Debt instrument, maturity date	Aug. 18, 2017
Premium interest percent	10.00%
Capital stock conversion price	38.00%
Common stock outstanding shares percentage	9.99%
Debt instrument default interest rate	0.20
Subsequent Event [Member] | Securities Purchase Agreement [Member] | USD [Member]
Convertible debt principal amount | CAD	CAD 56,000
Purchase price | CAD	CAD 50,000
Subsequent Event [Member] | Consultant [Member]
Number of common shares issued					250,000
Subsequent Event [Member] | Consultant [Member]
Number of common shares issued					20,000
Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member]
Premium interest percent	4.99%													135.00%
Subsequent Event [Member] | Minimum [Member] | Securities Purchase Agreement [Member]
Premium interest percent														125.00%
Subsequent Event [Member] | Stock Options 1 [Member]
Weighted average exercise price stock options forfeited | CAD / shares		CAD 1.73
Number of stock options awarded, forfeited		320,000
Subsequent Event [Member] | Stock Options 1 [Member] | Stock Incentive Plan [Member]
Weighted average exercise price stock options forfeited | CAD / shares				CAD 0.38
Number of stock options awarded, forfeited				425,000
Subsequent Event [Member] | Stock Options 2 [Member]
Weighted average exercise price stock options forfeited | CAD / shares		CAD 2.43
Number of stock options awarded, forfeited		340,000
Subsequent Event [Member] | Stock Options 2 [Member] | 90 Days [Member]
Option vested during period		85,000
Subsequent Event [Member] | Stock Options 2 [Member] | 180 Days [Member]
Option vested during period		85,000
Subsequent Event [Member] | Stock Options 2 [Member] | 270 Days [Member]
Option vested during period		85,000